INVESTMENTS IN ASSOCIATES (Details) - ARS ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016	[1]	Dec. 31, 2015	[1]
Investments in associates [Abstract]
Book value	$ 72,670	$ 55,924	[1]
Common stock	18,347,477	18,667,034	[1]
Shareholders' equity	$ 30,945,305	25,279,589	[1]	$ 19,528,403		$ 18,649,007
Transporte y Servicios de Gas en Uruguay S.A.
Investments in associates [Abstract]
Face value (in pesos per share)	$ 1
Amount	$ 196,000
Cost	118
Book value	$ 5,798	3,981
Main business	Pipeline maintenance
Date	9/30/2018
Common stock	$ 28
Net (loss) / income for the year / period	(689)
Shareholders' equity	$ 11,832
% of Common Stock	49.00%
Emprendimientos de Gas del Sur S.A. [Member]
Investments in associates [Abstract]
Face value (in pesos per share)	$ 1
Amount	$ 116,130
Cost	116
Book value	$ 324	543
Main business	Pipeline construction and operation services
Date	9/30/2018
Common stock	$ 237
Net (loss) / income for the year / period	(70)
Shareholders' equity	$ 661
% of Common Stock	49.00%
Gas Link S.A.
Investments in associates [Abstract]
Face value (in pesos per share)	$ 1
Amount	$ 502,962
Cost	5,587
Book value	$ 66,548	$ 51,400
Main business	Pipeline construction and operation services
Date	9/30/2018
Common stock	$ 1,026
Net (loss) / income for the year / period	30,918
Shareholders' equity	$ 145,949
% of Common Stock	49.00%

[1]	The Company has applied IFRS 15 and IFRS 9 for the first time on January 1, 2018. In accordance with the transition methods chosen, the comparative information has not been modified. See Note 4.a)